REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
NOTE 3:-	REVENUE RECOGNITION

The Company generates revenues from the sale of subscriptions to customers to access its cloud-based Work OS platform in accordance with ASC 606. The Company recognized $208,362 and $173,093 of revenue during the six months ended June 30, 2024 (unaudited) and June 30, 2023 (unaudited), respectively, that were included in the deferred revenue balances as of January 1, 2024, and 2023, respectively.